Loans	12 Months Ended
Dec. 31, 2025
Loans
Loans

(3) Loans

Major classifications of loans at December 31, 2025 and 2024 are summarized as follows:

(Dollars in thousands)
	December 31, 2025	December 31, 2024
Real estate loans:
Construction and land development	$124,089	122,328
Single-family residential	403,992	384,509
Commercial	525,099	471,444
Multifamily and farmland	73,361	69,671
Total real estate loans	1,126,541	1,047,952

Loans not secured by real estate:
Commercial	63,035	63,837
Farm	318	401
Consumer	6,260	6,475
All other	8,234	19,739

Total loans	1,204,388	1,138,404

Less allowance for credit losses	(10,126)	(9,995)

Total net loans	$1,194,262	1,128,409

The above table includes deferred costs, net of deferred fees, totaling $455,000 and $714,000 at December 31, 2025 and December 31, 2024, respectively.

The Bank makes loans and extensions of credit primarily within the Catawba Valley region of North Carolina, which encompasses Catawba, Alexander, Iredell and Lincoln counties and also in Mecklenburg, Rowan and Forsyth counties of North Carolina. Although the Bank has a diversified loan portfolio, a substantial portion of the loan portfolio is collateralized by improved and unimproved real estate, the value of which is dependent upon the real estate market. Risk characteristics of the major components of the Bank’s loan portfolio are discussed below:

•

Construction and land development loans – The risk of loss is largely dependent on the initial estimate of whether the property’s value at completion equals or exceeds the cost of property construction and the availability of take-out financing. During the construction phase, a number of factors can result in delays or cost overruns. If the estimate is inaccurate or if actual construction costs exceed estimates, the value of the property securing the loan may be insufficient to ensure full repayment when completed through a permanent loan, sale of the property, or by seizure of collateral.

•	Single-family residential loans – Declining home sales volumes, decreased real estate values and higher than normal levels of unemployment could contribute to losses on these loans.

•

Commercial real estate loans – Repayment is dependent on income being generated in amounts sufficient to cover operating expenses and debt service. These loans also involve greater risk because they are generally not fully amortizing over the loan period, but rather have a balloon payment due at maturity. A borrower’s ability to make a balloon payment typically will depend on being able to either refinance the loan or timely sell the underlying property.

•

Commercial loans – Repayment is generally dependent upon the successful operation of the borrower’s business. In addition, the collateral securing the loans may depreciate over time, be difficult to appraise, be illiquid, or fluctuate in value based on the success of the business.

•	Multifamily and farmland loans – Decreased real estate values and higher than normal levels of unemployment could contribute to losses on these loans.

Loans are considered past due if the required principal and interest payments have not been received within 30 days of the date such payments were due. Loans are placed on non-accrual status when, in management’s opinion, the borrower may be unable to meet payment obligations as they become due, as well as when required by regulatory provisions. Generally, a loan is placed on non-accrual status when it is over 90 days past due and there is reasonable doubt that all principal will be collected. When interest accrual is discontinued, all unpaid accrued interest is reversed. Interest income is subsequently recognized only to the extent cash payments are received in excess of principal due. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

The following tables present an age analysis of past due loans, by loan type, as of December 31, 2025 and 2024:

December 31, 2025
(Dollars in thousands)
	Loans 30-89 Days Past Due	Nonaccrual Loans	Total Past Due Loans	Total Current Loans	Total Loans	Accruing Loans 90 or More Days Past Due
Real estate loans:
Construction and land development	$202	58	260	123,829	124,089	-
Single-family residential	4,635	3,642	8,277	395,715	403,992	-
Commercial	299	476	775	524,324	525,099	-
Multifamily and farmland	-	-	-	73,361	73,361	-
Total real estate loans	5,136	4,176	9,312	1,117,229	1,126,541	-

Loans not secured by real estate:
Commercial	-	-	-	63,035	63,035	-
Farm	-	-	-	318	318	-
Consumer	26	-	26	6,234	6,260	-
All other	-	-	-	8,234	8,234	-
Total loans	$5,162	4,176	9,338	1,195,050	1,204,388	-

December 31, 2024
(Dollars in thousands)
	Loans 30-89 Days Past Due	Nonaccrual Loans	Total Past Due Loans	Total Current Loans	Total Loans	Accruing Loans 90 or More Days Past Due
Real estate loans:
Construction and land development	$131	37	168	122,160	122,328	-
Single-family residential	5,434	3,720	9,154	375,355	384,509	-
Commercial	87	426	513	470,931	471,444	-
Multifamily and farmland	-	-	-	69,671	69,671	-
Total real estate loans	5,652	4,183	9,835	1,038,117	1,047,952	-

Loans not secured by real estate:
Commercial	360	248	608	63,229	63,837	-
Farm	-	-	-	401	401	-
Consumer	33	9	42	6,433	6,475	-
All other	-	-	-	19,739	19,739	-
Total loans	$6,045	4,440	10,485	1,127,919	1,138,404	-

The following table presents the Bank’s non-accrual loans as of December 31, 2025 and 2024:

	December 31, 2025
	Nonaccrual Loans	Nonaccrual Loans	Total
	With No	With	Nonaccrual
(Dollars in thousands)	Allowance	Allowance	Loans
Real estate loans:
Construction and land development	$-	58	58
Single-family residential	-	3,642	3,642
Commercial	-	476	476
Multifamily and farmland	-	-	-
Total real estate loans	-	4,176	4,176

Loans not secured by real estate:
Commercial	-	-	-
Consumer	-	-	-
Total	$-	4,176	4,176

	December 31, 2024
	Nonaccrual Loans	Nonaccrual Loans	Total
	With No	With	Nonaccrual
(Dollars in thousands)	Allowance	Allowance	Loans
Real estate loans:
Construction and land development	$37	-	37
Single-family residential	3,720	-	3,720
Commercial	426	-	426
Multifamily and farmland	-	-	-
Total real estate loans	4,183	-	4,183

Loans not secured by real estate:
Commercial	248	-	248
Consumer	9	-	9
Total	$4,440	-	4,440

No interest income was recognized on non-accrual loans for the years ended December 31, 2025 and 2024.

The following table represents the accrued interest receivables written off by reversing interest income during the years ended December 31, 2025 and 2024:

(Dollars in thousands)
	For the Year Ended	For the Year Ended
	December 31, 2025	December 31, 2024
Real estate loans:
Single-family residential	$20	39
Commercial	1	9
Total real estate loans	21	48

Loans not secured by real estate:
Commercial	-	8
Consumer	-	2

Total	$21	58

A loan may be individually evaluated for determining the allowance for credit losses when it is determined that it does not share similar risk characteristics with other assets. Non-accrual loans with an outstanding balance of $250,000 or greater are individually evaluated and totaled $430,000 and $1.6 million at December 31, 2025 and December 31, 2024, respectively. Non-accrual loans evaluated collectively as a pool totaled $3.7 million and $2.8 million at December 31, 2025 and December 31, 2024, respectively. Collateral dependent loans are loans for which the repayment is expected to be provided substantially through the operation or sale of the collateral and the borrower is experiencing financial difficulty. Collateral dependent loans require an analysis of the collateral. The fair value of the collateral is discounted by estimated liquidation costs. If the discounted fair value of the collateral is greater than the amortized loan balance, no allowance is required. Otherwise the difference between the balance and the collateral is charged off if deemed uncollectible.

The following table details the amortized cost of collateral dependent loans and any related allowance at December 31, 2025 and 2024.

	December 31, 2025		December 31, 2024

		Allowance for		Allowance for
(Dollars in thousands)	Amortized Cost	Credit Losses	Amortized Cost	Credit Losses
Real estate loans:
Construction and land development	$58	1	37	-
Single-family residential	3,642	31	3,720	-
Commercial	476	55	426	-
Multifamily and farmland	-	-	-	-
Total real estate loans	4,176	87	4,183	-

Loans not secured by real estate:
Commercial	-	-	248	-
Consumer	-	-	-	-
Total	$4,176	87	4,431	-

The following tables provide a breakdown of collateral dependent loans by collateral type and collateral coverage at December 31, 2025 and 2024. These tables also show non-accrual loans not considered to be collateral dependent at December 31, 2025 and 2024.

	December 31, 2025
					Financial Assets
(Dollars in thousands)					Not Considered
	Residential Property	Developed Land	Commercial Property	Business Assets	Collateral Dependent	Total
Real estate loans:
Construction and land development	$58	-	-	-	-	58
Single-family residential	3,642	-	-	-	-	3,642
Commercial	-	-	476	-	-	476
Multifamily and farmland	-	-	-	-	-	-
Total real estate loans	3,700	-	476	-	-	4,176

Loans not secured by real estate:
Commercial	-	-	-	-	-	-
Consumer	-	-	-	-	-	-
Total	$3,700	-	476	-	-	4,176
Collateral Value	$13,276	-	487	-

	December 31, 2024
					Financial Assets
(Dollars in thousands)					Not Considered
	Residential Property	Developed Land	Commercial Property	Business Assets	Collateral Dependent	Total
Real estate loans:
Construction and land development	$-	37	-	-	-	37
Single-family residential	3,720	-	-	-	-	3,720
Commercial	-	-	426	-	-	426
Multifamily and farmland	-	-	-	-	-	-
Total real estate loans	3,720	37	426	-	-	4,183

Loans not secured by real estate:
Commercial	-	-	-	248	-	248
Consumer	-	-	-	-	9	9
Total	$3,720	37	426	248	9	4,440
Collateral Value	$9,648	88	944	272

The allowance for credit losses incorporates an estimate of lifetime expected credit losses and is recorded on each asset upon origination or acquisition. The starting point for the estimate of the allowance for credit losses is historical loss information, which includes losses from modifications of receivables to borrowers experiencing financial difficulty. An assessment of whether a borrower is experiencing financial difficulty is made on the date of a modification.

A change to the allowance for credit losses is evaluated based on the nature of the modification. Occasionally, the Bank modifies loans by providing principal forgiveness on certain loans. When principal forgiveness is provided, the amortized cost basis of the asset is written off against the allowance for credit losses. The amount of the principal forgiveness is deemed to be uncollectible; therefore, that portion of the loan is written off, resulting in a reduction of the amortized cost basis and a corresponding adjustment to the allowance for credit losses.

In some cases, the Bank may modify a certain loan by providing multiple types of concessions. Typically, one type of concession, such as a term extension, is granted initially. If the borrower continues to experience financial difficulty, another concession, such as principal forgiveness, may be granted.

No loans to borrowers experiencing financial difficulty were modified during the year ended December 31, 2025. The following table shows the amortized cost basis at December 31, 2024 of the loans to borrowers experiencing financial difficulty that were modified during the year ended December 31, 2024, disaggregated by loan class and type of concession granted.

(Dollars in thousands)

	Amortized Cost Basis at December 31, 2024	% of Loan Class	Modification Type	Financial Effect
Loan class:
Single-family residential	$229	0.06%	Interest rate reduction and term extension	Adjustable rate loan converted to fixed rate loan and HELOC converted to amortizing term loan
Total	$229

The Bank closely monitors the performance of those loans that are modified because borrowers are experiencing financial difficulty so as to understand the effectiveness of its modification efforts. The following tables show the performance of loans that were modified in the year ended December 31, 2024.

December 31, 2024
(Dollars in thousands)
	Payment Status (Amortized Cost Basis)
	Current	30 - 89 Days Past Due	90 + Days Past Due
Loan type:
Single-family residential	$229
Total	$229	-	-

Management uses several measures to assess and monitor the credit risks in the loan portfolio, including a loan grading system that begins upon loan origination and continues until the loan is collected or collectability becomes doubtful. Upon loan origination, the Bank’s originating loan officer evaluates the quality of the loan and assigns one of eight risk grades. The loan officer monitors the loan’s performance and credit quality and makes changes to the credit grade as conditions warrant. When originated or renewed, all loans over a certain dollar amount receive in-depth reviews and risk assessments by the Bank’s Credit Administration. Before making any changes in these risk grades, management considers assessments as determined by the third-party credit review firm (as described below), regulatory examiners and the Bank’s Credit Administration. Any issues regarding the risk assessments are addressed by the Bank’s senior credit administrators and factored into management’s decision to originate or renew the loan. The Bank Board reviews, on a monthly basis, an analysis of the Bank’s reserves relative to the range of reserves estimated by the Bank’s Credit Administration.

As an additional measure, the Bank engages an independent third party to review the underwriting, documentation and risk grading analyses. This independent third party reviews and evaluates loan relationships greater than or equal to $1.5 million as well as a periodic sample of commercial relationships with exposures below $1.5 million, excluding loans in default, and loans in process of litigation or liquidation. The third party’s evaluation and report is shared with management and the Bank Board.

Management considers certain commercial loans with weak credit risk grades to be individually impaired and measures such impairment based upon available cash flows and the value of the collateral. Allowance or reserve levels are estimated for all other graded loans in the portfolio based on their assigned credit risk grade, type of loan and other matters related to credit risk.

Management uses the information developed from the procedures described above in evaluating and grading the loan portfolio. This continual grading process is used to monitor the credit quality of the loan portfolio and to assist management in estimating the allowance. The provision for credit losses charged or credited to earnings is based upon management’s judgment of the amount necessary to maintain the allowance at a level appropriate to absorb probable incurred losses in the loan portfolio at the balance sheet date. The amount each quarter is dependent upon many factors, including growth and changes in the composition of the loan portfolio, net charge-offs, delinquencies, management’s assessment of loan portfolio quality, the value of collateral, and other macro-economic factors and trends. The evaluation of these factors is performed quarterly by management through an analysis of the appropriateness of the allowance.

The following tables present changes in the allowance for credit losses for the years ended December 31, 2025 and 2024.

(Dollars in thousands)
	Real Estate Loans
	Construction and Land Development	Single-Family Residential	Commercial	Multifamily and Farmland	Commercial	Farm	Consumer and All Other	Total
Twelve months ended December 31, 2025
Allowance for credit losses:
Beginning balance	$3,385	3,386	2,322	246	446	1	209	9,995
Charge-offs	(31)	(5)	-	-	(287)	-	(529)	(852)
Recoveries	31	54	-	-	77	-	185	347
Provision (recovery) for
credit losses (1)	(83)	62	153	(12)	217	-	299	636
Ending balance	$3,302	3,497	2,475	234	453	1	164	10,126
Allowance for credit loss-loans	$3,302	3,497	2,475	234	453	1	164	10,126
Allowance for credit loss
unfunded loan commitments	1,370	8	6	-	15	-	4	1,403
Total allowance for credit losses	$4,672	3,505	2,481	234	468	1	168	11,529

(1) Excludes provision for credit losses related to unfunded commitments. Note 11,"Commitments and Contingencies" in the consolidated financial statements provides more detail concerning the provision for credit losses related to unfunded commitments.

(Dollars in thousands)
	Real Estate Loans
	Construction and Land Development	Single-Family Residential	Commercial	Multifamily and Farmland	Commercial	Farm	Consumer and All Other	Total
Twelve months ended December 31, 2024
Allowance for credit losses:
Beginning balance	$3,913	3,484	2,317	268	812	2	245	11,041
Charge-offs	-	(131)	-	-	(1,134)	-	(716)	(1,981)
Recoveries	-	129	202	-	55	-	165	551
Provision (recovery) for
credit losses (1)	(528)	(96)	(197)	(22)	713	(1)	515	384
Ending balance	$3,385	3,386	2,322	246	446	1	209	9,995
Allowance for credit loss-loans	$3,385	3,386	2,322	246	446	1	209	9,995
Allowance for credit loss
unfunded loan commitments	1,096	3	-	-	-	-	2	1,101
Total allowance for credit losses	$4,481	3,389	2,322	246	446	1	211	11,096

(1) Excludes provision for credit losses related to unfunded commitments. Note 11,"Commitments and Contingencies" in the consolidated financial statements provides more detail concerning the provision for credit losses related to unfunded commitments.

The Bank utilizes several credit quality indicators to manage credit risk in an ongoing manner. The Bank uses an internal risk grade system that categorizes loans into pass, watch or substandard categories.

The Bank uses the following credit quality indicators:

•

Pass – Includes loans ranging from excellent quality with a minimal amount of credit risk to loans with higher risk and servicing needs but still are considered to be acceptable. The higher risk loans in this category are not problem credits presently, but may be in the future if the borrower is unable to change its present course.

•

Watch – These loans are currently performing satisfactorily, but there has been some recent past due history on repayment and there are potential weaknesses that may, if not corrected, weaken the asset or inadequately protect the Bank’s position at some future date.

•

Substandard – A Substandard loan is inadequately protected by the current sound net worth and paying capacity of the obligor or the collateral pledged (if there is any). There is a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. There is a distinct possibility that the Bank will sustain some loss if the deficiencies are not corrected.

•

Doubtful – Loans classified Doubtful have all the weaknesses inherent in loans classified Substandard, plus the added characteristic that the weaknesses make collection or liquidation in full on the basis of currently existing facts, conditions, and values highly questionable and improbable.

•

Loss – Loans classified Loss are considered uncollectable and of such little value that their continuance as bankable assets is not warranted. This classification does not mean that the asset has absolutely no recovery or salvage value, but rather that it is not practical or desirable to defer writing off this worthless loan even though partial recovery may be affected in the future.

The following table presents by credit quality indicator, loan class and year of origination, the amortized cost of the Bank’s loans as of December 31, 2025.

	Term Loans by Origination Year							Revolving
								Loans
(Dollars in thousands)							Revolving	Converted to	Total
	2025	2024	2023	2022	2021	Prior	Loans	Term Loans	Loans
December 31, 2025
Real Estate Loans
Construction and land
development
Pass	$41,682	23,371	22,111	19,201	4,426	7,331	-	5,421	123,543
Watch	-	-	-	-	436	-	-	-	436
Substandard	-	-	58	-	-	52	-	-	110
Total Construction and
land development	$41,682	23,371	22,169	19,201	4,862	7,383	-	5,421	124,089
Single family
Pass	$36,508	23,334	32,831	67,865	40,429	74,262	122,541	-	397,770
Watch	-	-	-	600	-	1,280	-	-	1,880
Substandard	97	108	195	-	91	3,096	755	-	4,342
Total single family	$36,605	23,442	33,026	68,465	40,520	78,638	123,296	-	403,992
Commercial
Pass	$85,400	60,520	43,489	135,504	64,216	130,607	3,818	-	523,554
Watch	-	-	-	-	-	1,070	-	-	1,070
Substandard	-	-	-	430	45	-	-	-	475
Total commercial	$85,400	60,520	43,489	135,934	64,261	131,677	3,818	-	525,099
Multifamily and farmland
Pass	$12,250	1,250	7,910	18,603	19,874	13,336	100	-	73,323
Watch	-	-	-	-	-	38	-	-	38
Substandard	-	-	-	-	-	-	-	-	-
Total multifamily and
farmland	$12,250	1,250	7,910	18,603	19,874	13,374	100	-	73,361
Total real estate loans	$175,937	108,583	106,594	242,203	129,517	231,072	127,214	5,421	1,126,541
Loans not secured by real estate
Commercial
Pass	$13,435	7,125	10,925	3,391	1,675	9,477	16,799	-	62,827
Watch	-	-	-	125	14	69	-	-	208
Substandard	-	-	-	-	-	-	-	-	-
Total Commercial	$13,435	7,125	10,925	3,516	1,689	9,546	16,799	-	63,035
Farm
Pass	$91	39	154	4	-	-	30	-	318
Watch	-	-	-	-	-	-	-	-	-
Substandard	-	-	-	-	-	-	-	-	-
Total farm	$91	39	154	4	-	-	30	-	318
Consumer
Pass	$2,085	866	612	333	77	73	2,197	-	6,243
Watch	-	-	-	17	-	-	-	-	17
Substandard	-	-	-	-	-	-	-	-	-
Total consumer	$2,085	866	612	350	77	73	2,197	-	6,260
All other
Pass	$550	-	45	5,315	-	2,248	76	-	8,234
Watch	-	-	-	-	-	-	-	-	-
Substandard	-	-	-	-	-	-	-	-	-
Total all other	$550	-	45	5,315	-	2,248	76	-	8,234
Total loans not secured
by real estate	$16,161	8,030	11,736	9,185	1,766	11,867	19,102	-	77,847
Total loans	$192,098	116,613	118,330	251,388	131,283	242,939	146,316	5,421	1,204,388

The following table presents by credit quality indicator, loan class and year of origination, gross loan charge-offs as of December 31, 2025.

December 31, 2025	Gross Loan Charge-offs by Origination Year							Revolving
								Loans
(dollars in thousands)							Revolving	Converted to	Total
	2025	2024	2023	2022	2021	Prior	Loans	Term Loans	Loans
Real estate loans:
Construction and land development	$-	-	31	-	-	-	-	-	31
Single-family residential	-	-	-	-	-	-	5	-	5
Commercial	-	-	-	-	-	-	-	-	-
Multifamily and farmland	-	-	-	-	-	-	-	-	-
Total real estate loans	-	-	31	-	-	-	5	-	36
Loans not secured by real estate:
Commercial	100	-	27	39	9	112	-	-	287
Consumer	16	6	2	4	-	501	-	-	529
All other	-	-	-	-	-	-	-	-	-

Total gross charge-offs	$116	6	60	43	9	613	5	-	852

The following table presents by credit quality indicator, loan class and year of origination, the amortized cost of the Bank’s loans as of December 31, 2024.

	Term Loans by Origination Year							Revolving
								Loans
(Dollars in thousands)							Revolving	Converted to	Total
	2024	2023	2022	2021	2020	Prior	Loans	Term Loans	Loans
December 31, 2024
Real Estate Loans
Construction and land
development
Pass	$41,171	29,503	34,495	6,836	5,792	4,020	-	-	121,817
Watch	-	-	-	443	-	-	-	-	443
Substandard	-	-	-	-	-	68	-	-	68
Total Construction and
land development	$41,171	29,503	34,495	7,279	5,792	4,088	-	-	122,328
Single family
Pass	$22,169	35,865	73,663	43,900	22,363	66,074	113,067	-	377,101
Watch	-	-	-	-	-	1,469	993	-	2,462
Substandard	-	31	1,000	-	124	3,467	324	-	4,946
Total single family	$22,169	35,896	74,663	43,900	22,487	71,010	114,384	-	384,509
Commercial
Pass	$56,411	46,589	135,881	71,066	58,223	97,122	2,296	-	467,588
Watch	-	-	-	-	87	2,943	-	-	3,030
Substandard	-	-	-	-	400	426	-	-	826
Total commercial	$56,411	46,589	135,881	71,066	58,710	100,491	2,296	-	471,444
Multifamily and farmland
Pass	$998	8,455	20,786	20,638	6,055	12,186	443	-	69,561
Watch	-	-	-	-	-	43	-	-	43
Substandard	-	-	-	-	-	67	-	-	67
Total multifamily and
farmland	$998	8,455	20,786	20,638	6,055	12,296	443	-	69,671
Total real estate loans	$120,749	120,443	265,825	142,883	93,044	187,885	117,123	-	1,047,952
Loans not secured by real estate
Commercial
Pass	$9,153	11,335	6,045	3,107	1,707	11,864	20,032	-	63,243
Watch	-	-	136	19	23	167	1	-	346
Substandard	-	25	223	-	-	-	-	-	248
Total Commercial	$9,153	11,360	6,404	3,126	1,730	12,031	20,033	-	63,837
Farm
Pass	$53	195	17	50	-	-	86	-	401
Watch	-	-	-	-	-	-	-	-	-
Substandard	-	-	-	-	-	-	-	-	-
Total farm	$53	195	17	50	-	-	86	-	401
Consumer
Pass	$1,777	1,232	666	176	99	64	2,397	-	6,411
Watch	-	-	53	-	-	-	-	-	53
Substandard	-	-	-	-	-	8	3	-	11
Total consumer	$1,777	1,232	719	176	99	72	2,400	-	6,475
All other
Pass	$972	-	10,002	376	217	2,878	5,164	-	19,609
Watch	-	-	-	-	-	130	-	-	130
Substandard	-	-	-	-	-	-	-	-	-
Total all other	$972	-	10,002	376	217	3,008	5,164	-	19,739
Total loans not secured
by real estate	$11,955	12,787	17,142	3,728	2,046	15,111	27,683	-	90,452
Total loans	$132,704	133,230	282,967	146,611	95,090	202,996	144,806	-	1,138,404

The following table presents by credit quality indicator, loan class and year of origination, gross loan charge-offs as of December 31, 2024.

December 31, 2024	Gross Loan Charge-offs by Origination Year							Revolving
								Loans
(dollars in thousands)							Revolving	Converted to	Total
	2024	2023	2022	2021	2020	Prior	Loans	Term Loans	Loans
Real estate loans:
Construction and land development	$-	-	-	-	-	-	-	-	-
Single-family residential	-	-	126	-	-	5	-	-	131
Commercial	-	-	-	-	-	-	-	-	-
Multifamily and farmland	-	-	-	-	-	-	-	-	-
Total real estate loans	-	-	126	-	-	5	-	-	131
Loans not secured by real estate:
Commercial	-	447	397	74	179	37	-	-	1,134
Consumer	5	37	9	-	1	557	-	-	609
All other	-	-	-	-	-	107	-	-	107

Total gross charge-offs	$5	484	532	74	180	706	-	-	1,981